Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2025
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

Note 9 — Right-of-use assets and lease liabilities

Leases are classified as operating leases or finance leases in accordance with ASC Topic 842, Leases. The Group’s operating leases are mainly related to office facilities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and liability at the present value of lease payments over the term. The Group’s lease agreements do not contain any material guarantees or restrictive covenants. The Group does not have any material finance leases or any sublease activities. Short-term leases, defined as leases with an initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets.

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Amortization of right of use assets and interest of lease liabilities	304,800	405,356	912,697	130,458
Operating lease expenses with an initial term of 12 months or less	—	—	302,110	43,183
Total operating lease expenses	304,800	405,356	1,214,807	173,641

Other information about the Group’s lease is as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Operating cash flows used in operating lease	357,355	916,061	130,939
Right-of-use assets obtained in exchange for new operating lease liabilities	994,972	—	—
Right-of-use assets derecognized for termination of operation lease liabilities	78,588	—	—
Right-of-use assets obtained in exchange for operating lease liabilities from modification	—	1,198,602	171,324
Weighted-average remaining lease term-operating	1.5 years	2.0 years	2.0 years
Weighted-average discount rate-operating	12%	3.2%	3.2%

The following is a maturity analysis of the annual undiscounted cash flows for the lease liabilities as of December 31, 2025:

	Operating lease
	RMB	US$
Years ending December 31,
2026	504,447	72,104
2027	487,632	69,701
Total undiscounted lease payments	992,079	141,805
Less: Imputed interest	(28,963)	(4,140)
Lease liabilities recognized in the Consolidated Balance Sheet	963,116	137,665